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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-04963

The Berwyn Funds
(Exact name of registrant as specified in charter)

1189 Lancaster Avenue Berwyn, Pennsylvania	19312
(Address of principal executive offices)	(Zip code)

Kevin M. Ryan

The Killen Group, Inc. 1189 Lancaster Avenue Berwyn, Pennsylvania 19312
(Name and address of agent for service)

Registrant's telephone number, including area code:    (610) 296-7222

Date of fiscal year end:         December 31, 2010

Date of reporting period:       September 30, 2010

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS - 96.5%	Shares	Value
AEROSPACE & DEFENSE - 2.6%
Ducommun, Inc.	193,266	$4,209,334

AIRLINES - 2.4%
SkyWest, Inc.	279,200	3,892,048

AUTO - TRUCK TRAILERS - 0.9%
Wabash National Corp.+	188,975	1,528,808

BANKS - 2.5%
Suffolk Bancorp	161,119	4,060,199

BUILDING PRODUCTS - AIR & HEATING - 2.8%
AAON, Inc.	190,916	4,476,980

COMMERCIAL PRINTING - 3.6%
Courier Corp.	87,729	1,245,752
Ennis, Inc.	259,078	4,634,905
		5,880,657
COMMUNICATIONS EQUIPMENT - 2.8%
InterDigital, Inc.+	155,000	4,584,900

COMPUTERS & PERIPHERALS - 1.8%
Stratasys, Inc.+	107,000	2,960,690

CONSTRUCTION & ENGINEERING - 2.3%
Granite Construction, Inc.	164,000	3,729,360

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 2.5%
Advanced Energy Industries, Inc.+	305,700	3,986,328

ELECTRONICS - 2.5%
Methode Electronics, Inc.	456,040	4,140,843

ENVIRONMENTAL CONTROL - 2.8%
US Ecology, Inc.	282,235	4,501,648

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
FOOD - 2.5%
Chiquita Brands International, Inc.+	300,800	$3,982,592

GAS UTILITIES - 2.5%
Laclede Group, Inc. (The)	116,312	4,003,459

HEALTH CARE PROVIDERS & SERVICES - 4.8%
LifePoint Hospitals, Inc.+	92,500	3,243,050
RehabCare Group, Inc.+	227,984	4,609,836
		7,852,886
HOME FURNISHINGS - 3.1%
Ethan Allen Interiors, Inc.	48,800	852,048
Hooker Furniture Corp.	367,662	4,253,849
		5,105,897
HOTELS, RESTAURANTS & LEISURE - 0.2%
Krispy Kreme Doughnuts, Inc.+	65,950	302,051

INFORMATION SERVICES - 3.1%
Fair Isaac Corp.	203,500	5,018,310

INSURANCE - 11.9%
American Equity Investment Life Holding Co.	517,500	5,299,200
FPIC Insurance Group, Inc.+	130,291	4,560,185
Hallmark Financial Services, Inc.+	446,505	3,884,594
Horace Mann Educators Corp.	317,350	5,642,483
		19,386,462
INTERNET SOFTWARE & SERVICES - 2.6%
Vasco Data Security International, Inc.+	667,665	4,293,086

MACHINERY - 4.5%
Graham Corp.	270,127	4,192,371
Tennant Co.	103,324	3,192,712
		7,385,083
MISCELLANEOUS MANUFACTURING - 2.4%
Sturm, Ruger & Co., Inc.	288,700	3,937,868

OFFICE FURNITURE PRODUCTS - 3.4%
Knoll, Inc.	354,000	5,490,540

See Accompanying Notes to Schedules of Investments.

BERWYN FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 96.5% (Continued)	Shares	Value
OIL & GAS - EXPLORATION & PRODUCTION - 2.5%
VAALCO Energy, Inc.+	703,900	$4,040,386

OIL & GAS - REFINING - 2.8%
Frontier Oil Corp.+	340,000	4,556,000

OIL & GAS SERVICES - 5.5%
Gulf Island Fabrication, Inc.	186,163	3,376,997
Newpark Resources, Inc.+	652,850	5,483,940
		8,860,937
RETAIL - 4.5%
Genesco, Inc.+	75,200	2,246,976
Jos. A. Bank Clothiers, Inc.+	119,000	5,065,830
		7,312,806
SEMICONDUCTORS - 4.8%
Cohu, Inc.	252,050	3,165,748
Rudolph Technologies, Inc.+	552,350	4,584,505
		7,750,253
SPECIALTY RETAIL - 2.6%
Gymboree Corp. (The)+	103,000	4,274,500

THRIFTS & MORTGAGE FINANCE - 3.3%
Dime Community Bancshares, Inc.	391,250	5,410,988

TOTAL COMMON STOCKS (Cost $141,731,830)		$156,915,899

MONEY MARKET FUNDS - 3.6%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.06%*	2,907,470	$2,907,470
Fidelity Institutional Money Market Portfolio - Select Class, 0.20%*	2,907,471	2,907,471
TOTAL MONEY MARKET FUNDS (Cost $5,814,941)		$5,814,941

TOTAL INVESTMENTS AT VALUE - 100.1% (Cost $147,546,771)		$162,730,840

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)		(207,116)

NET ASSETS - 100.0%		$162,523,724

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS - 29.8%	Shares	Value
BANKS - 0.8%
New York Community Bancorp, Inc.	300,000	$4,875,000
Suffolk Bancorp	181,909	4,584,107
		9,459,107
BEVERAGES - 0.3%
Coca-Cola Co. (The)	70,000	4,096,400

BUILDING PRODUCTS - AIR & HEATING - 0.2%
AAON, Inc.	108,484	2,543,950

COMMERCIAL PRINTING - 1.9%
Ennis, Inc.	1,264,763	22,626,610

CONSTRUCTION MATERIALS - 1.2%
Eagle Materials, Inc.	603,290	14,297,973

DIVERSIFIED FINANCIAL SERVICES - 0.9%
JPMorgan Chase & Co.	280,000	10,659,600

ELECTRIC UTILITIES - 1.3%
Exelon Corp.	350,000	14,903,000

ELECTRONICS - 0.9%
Methode Electronics, Inc.	1,122,409	10,191,474

ENERGY EQUIPMENT & SERVICES - 1.3%
Tidewater, Inc.	339,000	15,190,590

ENVIRONMENTAL CONTROL - 1.1%
US Ecology, Inc.	831,837	13,267,800

FOOD - 0.4%
Campbell Soup Co.	120,000	4,290,000

FOOD - WHOLESALE - 1.1%
SYSCO Corp.	439,000	12,520,280

GAS UTILITIES - 1.1%
Laclede Group, Inc. (The)	382,900	13,179,418

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 29.8% (Continued)	Shares	Value
HEALTH CARE - PRODUCTS - 0.8%
Johnson & Johnson	153,000	$9,479,880

HOUSEHOLD PRODUCTS - 1.4%
Kimberly-Clark Corp.	253,000	16,457,650

INSURANCE - 2.7%
Chubb Corp. (The)	265,000	15,102,350
HCC Insurance Holdings, Inc.	665,184	17,354,650
		32,457,000
MACHINERY - 0.6%
Met-Pro Corp.	663,900	6,698,751

MEDIA - 0.2%
Walt Disney Co. (The)	80,000	2,648,800

METAL - ALUMINUM - 1.0%
Alcoa, Inc.	995,000	12,049,450

MISCELLANEOUS MANUFACTURING - 1.2%
3M Co.	160,000	13,873,600

MULTI-UTILITIES - 0.7%
Vectren Corp.	311,594	8,060,937

PHARMACEUTICALS - 3.7%
AstraZeneca PLC - ADR	242,000	12,269,400
GlaxoSmithKline PLC - ADR	360,000	14,227,200
Pfizer, Inc.	981,000	16,843,770
		43,340,370
PROFESSIONAL SERVICES - 1.2%
Dun & Bradstreet Corp. (The)	200,000	14,828,000

SEMICONDUCTORS - 1.3%
Intel Corp.	778,000	14,945,380

SOFTWARE - 1.4%
Microsoft Corp.	660,000	16,150,200

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 29.8% (Continued)	Shares	Value
SPECIALTY RETAIL - 1.1%
Chico's FAS, Inc.	1,287,134	$13,540,650

TOTAL COMMON STOCKS (Cost $322,797,008)		$351,756,870

PREFERRED STOCKS - 0.9%	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.9%
Health Care REIT, Inc. - Series D	177,286	$4,549,159
Public Storage - Series F+	222,597	5,527,084
TOTAL PREFERRED STOCKS (Cost $8,861,912)		$10,076,243

CORPORATE BONDS - 54.9%	Par Value	Value
AEROSPACE & DEFENSE - 6.5%
Alliant Techsystems, Inc., 2.75%, due 09/15/11 CV	$33,340,000	$33,715,075
Ceradyne, Inc., 2.875%, due 12/15/35 CV	9,472,000	9,329,920
L-3 Communications Holdings, Inc., 3.00%, due 08/01/35 CV	33,100,000	33,348,250
Orbital Sciences Corp., 2.437%, due 01/15/27 CV	680,000	672,350
		77,065,595
BIOTECHNOLOGY - 2.6%
Amgen, Inc., 0.125%, due 02/01/11 CV	31,120,000	31,003,300

COMPUTERS & PERIPHERALS - 3.0%
SanDisk Corp., 1.00%, due 05/15/13 CV	36,673,000	33,647,478
SanDisk Corp., 1.50%, due 08/15/17 CV	2,000,000	1,852,500
		35,499,978
CONSUMER PRODUCTS - 2.3%
Church & Dwight Co., Inc., 6.00%, due 12/15/12	26,785,000	27,119,812

CORRECTIONAL FACILITIES - 2.7%
Corrections Corp. of America, 6.25%, due 03/15/13	31,536,000	32,087,880

ELECTRIC UTILITIES - 0.4%
Constellation Energy Group, Inc., 4.55%, due 06/15/15	4,862,000	5,221,044

ENERGY EQUIPMENT & SERVICES - 2.7%
Bristow Group, Inc., 6.125%, due 06/15/13	31,988,000	32,387,850

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 54.9% (Continued)	Par Value	Value
FOOD - 1.4%
Chiquita Brands International, Inc., 7.50%, due 11/01/14	$12,475,000	$12,537,375
Chiquita Brands International, Inc., 8.875%, due 12/01/15	3,625,000	3,733,750
		16,271,125
HEALTH CARE PROVIDERS & SERVICES - 6.5%
Humana, Inc., 6.30%, due 08/01/18	11,221,000	12,265,136
LifePoint Hospitals, Inc., 3.25%, due 08/15/25 CV	24,644,000	24,058,705
Omnicare, Inc., 6.125%, due 06/01/13	16,844,000	16,822,945
Omnicare, Inc., 3.25%, due 12/15/35 CV	20,789,000	17,878,540
Owens & Minor, Inc., 6.35%, due 04/15/16	5,056,000	5,160,907
		76,186,233
HOUSEHOLD DURABLES - 2.2%
D.R. Horton, Inc., 5.375%, due 06/15/12	9,025,000	9,205,500
D.R. Horton, Inc., 6.125%, due 01/15/14	2,000,000	2,045,000
D.R. Horton, Inc., 5.625%, due 09/15/14	3,000,000	3,000,000
D.R. Horton, Inc., 5.25%, due 02/15/15	5,460,000	5,391,750
D.R. Horton, Inc., 5.625%, due 01/15/16	2,783,000	2,776,043
D.R. Horton, Inc., 6.50%, due 04/15/16	4,000,000	4,060,000
		26,478,293
INFORMATION SERVICES - 0.7%
Equifax, Inc., 6.30%, due 07/01/17	2,031,000	2,293,754
Equifax, Inc., 6.90%, due 07/01/28	2,070,000	2,323,565
Equifax, Inc., 7.00%, due 07/01/37	2,665,000	3,022,251
		7,639,570
INSURANCE - 4.5%
American Equity Investment Life Holding Co., 5.25%, due 12/06/24 CV	24,190,000	24,855,225
Horace Mann Educators Corp., 6.85%, due 04/15/16	13,000,000	13,691,236
Provident Cos., Inc., 7.25%, due 03/15/28	3,176,000	3,385,111
Unum Group, 7.625%, due 03/01/11	9,629,000	9,860,962
Unum Group, 6.75%, due 12/15/28	1,160,000	1,143,381
		52,935,915
LEISURE EQUIPMENT & PRODUCTS - 0.7%
Smith & Wesson Holding Co., 4.00%, due 12/15/26 CV	8,000,000	7,760,000

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 54.9% (Continued)	Par Value	Value
MACHINERY - 3.3%
Columbus McKinnon Corp., 8.875%, due 11/01/13	$12,472,000	$12,721,440
Gardner Denver, Inc., 8.00%, due 05/01/13	10,020,000	10,220,400
Westinghouse Air Brake Technologies Corp., 6.875%, due 07/31/13	14,597,000	15,436,328
		38,378,168
MEDIA - 0.3%
Scholastic Corp., 5.00%, due 04/15/13	3,500,000	3,500,000

METAL - ALUMINUM - 1.0%
Alcoa, Inc., 5.87%, due 02/23/22	3,890,000	3,826,414
Alcoa, Inc., 5.90%, due 02/01/27	5,000,000	4,927,480
Alcoa, Inc., 5.95%, due 02/01/37	3,000,000	2,761,191
		11,515,085
METAL PRODUCTS - 1.1%
Valmont Industries, Inc., 6.875%, due 05/01/14	12,400,000	12,648,000

OIL & GAS - REFINING - 1.8%
Frontier Oil Corp., 6.625%, due 10/01/11	21,665,000	21,746,244

PACKAGING & CONTAINERS - 2.5%
Silgan Holdings, Inc., 6.75%, due 11/15/13	28,952,000	29,386,280

PERSONAL SERVICES - 1.1%
Service Corp. International, 7.375%, due 10/01/14	3,000,000	3,285,000
Service Corp. International, 6.75%, due 04/01/15	9,015,000	9,375,600
		12,660,600
REAL ESTATE INVESTMENT TRUSTS - 1.4%
Health Care REIT, Inc., 6.00%, due 11/15/13	5,035,000	5,540,434
Health Care REIT, Inc., 5.875%, due 05/15/15	8,260,000	9,069,100
Realty Income Corp., 5.95%, due 09/15/16	1,730,000	1,914,328
		16,523,862
RETAIL - 4.6%
Home Depot, Inc. (The), 5.875%, due 12/16/36	21,059,000	22,450,768
Wal-Mart Stores, Inc., 5.25%, due 09/01/35	17,235,000	18,455,497
Woolworth Corp., 8.50%, due 01/15/22	14,229,000	13,375,260
		54,281,525
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.6%
FEI Co., 2.875%, due 06/01/13 CV	6,402,000	6,554,047

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

CORPORATE BONDS - 54.9% (Continued)	Par Value	Value
TELECOMMUNICATION EQUIPMENT - 0.1%
Anixter, Inc., 5.95%, due 03/01/15	$1,282,000	$1,259,565

TELECOMMUNICATIONS - 0.2%
Ameritech Capital Funding Corp., 6.875%, due 10/15/27	2,000,000	2,209,388

TOYS/GAMES/HOBBIES - 0.7%
Hasbro, Inc., 6.60%, due 07/15/28	8,270,000	8,741,671

TOTAL CORPORATE BONDS (Cost $612,994,001)		$647,061,030

REPURCHASE AGREEMENT - 1.1%	Par Value	Value
U.S. Bank N.A., 0.01%, dated 09/30/10, due 10/01/10, repurchase proceeds: $13,147,527 (Cost $13,147,523)#	$13,147,523	$13,147,523

COMMERCIAL PAPER - 2.5%	Par Value	Value
Sears, Roebuck & Company, 1.80%, due 10/06/10 (Cost $29,992,500)**	$30,000,000	$29,992,500

See Accompanying Notes to Schedules of Investments.

BERWYN INCOME FUND
SCHEDULE OF INVESTMENTS (Continued)

MONEY MARKET FUNDS - 9.9%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.06%*	58,151,473	$58,151,473
Fidelity Institutional Money Market Portfolio - Select Class, 0.20%*	58,151,473	58,151,473
TOTAL MONEY MARKET FUNDS (Cost $116,302,946)		$116,302,946

TOTAL INVESTMENTS AT VALUE - 99.1% (Cost $1,104,095,890)		$1,168,337,112

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9%		10,767,811

NET ASSETS - 100.0%		$1,179,104,923

See Accompanying Notes to Schedules of Investments.

ADR	- American Depositary Receipt.
CV	- Convertible Security.

+	Non-income producing security.
#	Repurchase agreement is fully collateralized by $12,581,660 FGCI, Series E99430, 4.50%, due 09/01/18. The aggregate market value of the collateral at September 30, 2010 was $13,410,533.
*	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.
**	Rate shown is the annualized yield at time of purchase, not a coupon rate.

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS
September 30, 2010 (Unaudited)

COMMON STOCKS - 91.3%	Shares	Value
AEROSPACE & DEFENSE - 2.9%
L-3 Communications Holdings, Inc.	3,650	$263,786

AUTOMOBILES - 3.8%
Thor Industries, Inc.	10,475	349,865

BANKS - 2.7%
New York Community Bancorp, Inc.	14,825	240,906

BEVERAGES - 1.5%
Coca-Cola Co. (The)	2,300	134,596

COMMERCIAL SERVICES & SUPPLIES - 1.0%
Waste Management, Inc.	2,500	89,350

COMPUTERS - 2.1%
Hewlett-Packard Co.	4,425	186,160

COMPUTERS & PERIPHERALS - 3.3%
International Business Machines Corp.	2,250	301,815

CONSTRUCTION & ENGINEERING - 3.0%
Jacobs Engineering Group, Inc.+	7,125	275,737

DIVERSIFIED FINANCIAL SERVICES - 2.3%
JPMorgan Chase & Co.	5,600	213,192

ENERGY EQUIPMENT & SERVICES - 3.1%
Tidewater, Inc.	6,275	281,183

FOOD - 2.5%
ConAgra Foods, Inc.	10,200	223,788

FOOD - WHOLESALE - 3.1%
SYSCO Corp.	9,900	282,348

HEALTH CARE - PRODUCTS - 3.1%
Johnson & Johnson	4,525	280,369

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.3% (Continued)	Shares	Value
HOUSEHOLD PRODUCTS - 3.3%
Kimberly-Clark Corp.	4,650	$302,482

INSURANCE - 9.8%
Chubb Corp. (The)	5,350	304,896
HCC Insurance Holdings, Inc.	11,400	297,426
Unum Group	13,125	290,719
		893,041
MEDIA - 1.8%
Walt Disney Co. (The)	4,975	164,722

METAL - ALUMINUM - 3.2%
Alcoa, Inc.	24,000	290,640

MISCELLANEOUS MANUFACTURING - 2.6%
3M Co.	2,775	240,620

OIL & GAS - 3.2%
Chevron Corp.	3,600	291,780

PHARMACEUTICALS - 11.6%
Abbott Laboratories	4,575	238,998
AstraZeneca PLC - ADR	4,525	229,417
GlaxoSmithKline PLC - ADR	7,075	279,604
Pfizer, Inc.	17,775	305,197
		1,053,216
PROFESSIONAL SERVICES - 3.0%
Dun & Bradstreet Corp. (The)	3,725	276,172

RETAIL - 3.5%
Best Buy Co., Inc.	7,825	319,495

SEMICONDUCTORS - 2.8%
Intel Corp.	13,475	258,855

SOFTWARE - 2.8%
Microsoft Corp.	10,225	250,206

SPECIALTY RETAIL - 9.3%
Aéropostale, Inc.+	11,600	269,700
Chico's FAS, Inc.	29,200	307,184

See Accompanying Notes to Schedules of Investments.

BERWYN CORNERSTONE FUND
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 91.3% (Continued)	Shares	Value
SPECIALTY RETAIL - 9.3% (Continued)
Lowe's Cos., Inc.	12,275	$273,610
		850,494

TOTAL COMMON STOCKS (Cost $7,947,783)		$8,314,818

MONEY MARKET FUNDS - 4.0%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.06%*	183,377	$183,377
Fidelity Institutional Money Market Portfolio - Select Class, 0.20%*	183,377	183,377
TOTAL MONEY MARKET FUNDS (Cost $366,754)		$366,754

TOTAL INVESTMENTS AT VALUE - 95.3% (Cost $8,314,537)		$8,681,572

OTHER ASSETS IN EXCESS OF LIABILITIES - 4.7%		426,577

NET ASSETS - 100.0%		$9,108,149

ADR	- American Depositary Receipt.

+	Non-income producing security.
*	Variable rate security. The rate shown is the 7-day effective yield as of September 30, 2010.

See Accompanying Notes to Schedules of Investments.

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
September 30, 2010 (Unaudited)

1. Securities Valuation

Securities of The Berwyn Funds (the “Funds”) that are listed on a national securities exchange are valued at the last quoted sales price.  Securities not traded on the valuation date, NASDAQ traded securities, all bonds and other securities not listed on a national securities exchange are valued at the last quoted bid price.  Short-term investments may be valued at amortized cost which approximates market value.  The value of other assets and securities for which no quotations are readily available, or quotations for which the Funds’ investment advisor believes do not reflect market value, are valued at fair value as determined in good faith by the advisor under the supervision of the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.  Factors in determining portfolio investments subject to fair value determination include, but are not limited to the following:  only a bid price or an asked price is available; the spread between bid and asked prices is substantial; infrequency of sales; the thinness of the market; the size of reported trades; a temporary lapse in the provision of prices by a reliable pricing source, and actions of the securities markets, such as the suspension or limitation of trading.

Generally accepted accounting principles (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.  The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value each Fund’s investments as of September 30, 2010 by security type:

Berwyn Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$156,915,899	$-	$-	$156,915,899
Money Market Funds	5,814,941	-	-	5,814,941
Total	$162,730,840	$-	$-	$162,730,840

Berwyn Income Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$351,756,870	$-	$-	$351,756,870
Preferred Stocks	10,076,243	-	-	10,076,243
Corporate Bonds	-	647,061,030	-	647,061,030
Repurchase Agreements	-	13,147,523	-	13,147,523
Commercial Paper	-	29,992,500	-	29,992,500
Money Market Funds	116,302,946	-	-	116,302,946
Total	$478,136,059	$690,201,053	$-	$1,168,337,112

THE BERWYN FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (Continued)

Berwyn Cornerstone Fund
	Level 1	Level 2	Level 3	Total
Common Stocks	$8,314,818	$-	$-	$8,314,818
Money Market Funds	366,754	-	-	366,754
Total	$8,681,572	$-	$-	$8,681,572

Refer to each Fund’s Schedule of Investments for a listing of the securities valued using Level 1 and Level 2 inputs by security type and industry type.  During the quarter ended September 30, 2010, the Funds did not have any significant transfer in and out of Level 1 or Level 2.  There were no Level 3 securities or derivative instruments held in the Funds during the quarter ended or as of September 30, 2010.

2.    Investment Transactions

Security transactions are accounted for on trade date.  Gains and losses on securities sold are determined on a specific identification basis.

3.    Federal Income Tax

The following information is computed on a tax basis for each item as of September 30, 2010:

		Berwyn	Berwyn
	Berwyn	Income	Cornerstone
	Fund	Fund	Fund
Cost of portfolio investments	$151,019,192	$1,105,134,406	$8,359,067

Gross unrealized appreciation	$24,654,802	$68,941,063	$786,997
Gross unrealized depreciation	(12,943,154)	(5,738,357)	(464,492)

Net unrealized appreciation	$11,711,648	$63,202,706	$322,505

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for the Funds is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP.  These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

Item 2. Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)  There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   The Berwyn Funds

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	November 3, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert E. Killen
Robert E. Killen, President

Date	November 3, 2010

By (Signature and Title)*		/s/ Mark J. Seger
Mark J. Seger, Treasurer

Date	November 3, 2010

* Print the name and title of each signing officer under his or her signature.